Subordinated liabilities - Accounting for subordinated liabilities (Details) £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£)
Subordinated liabilities [abstract]
As at 1 January	£ 12,759		£ 16,341
Issuance of subordinated liabilities	1,477	$ 1,477	1,890	£ 1,438
Redemptions	(2,679)		(4,807)
Other	(134)		(665)
As at 31 December	£ 11,423		£ 12,759	£ 16,341